INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal and state net operating losses	$ 65,362	$ 65,687
Accrued expenses	9,573	7,591
Interest carryforward	6,484	10,706
Unexercised ERP warrants	7,981	12,239
Stock based compensation	24,924	22,552
R&D credits	2,337	3,016
Depreciation and amortization	7,747	7,895
Lease liability	6,129	5,697
R&E capitalized expenses	6,252	5,206
Other	1,129	3,228
Gross deferred tax assets	137,918	143,817
Valuation allowance	(93,644)	(118,073)
Net deferred tax assets	44,274	25,744
Unrealized gain on derivative assets	(23,294)	0
Intangible assets and land	(26,206)	(26,312)
Internally developed software	(1,240)	(2,774)
Right of use asset	(4,300)	(4,236)
Deferred tax liabilities	(55,040)	(33,322)
Net deferred tax liability	$ (10,766)	$ (7,578)